RYDEX ETF TRUST

                          SUPPLEMENT DATED MAY 11, 2009
                                     TO THE
RYDEX ETF TRUST RYDEX S&P PURE STYLE ETFS AND RYDEX S&P EQUAL WEIGHT SECTOR ETFS
                        PROSPECTUS, DATED MARCH 1, 2009.

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION THAT SUPPLEMENTS INFORMATION CONTAINED IN THE RYDEX ETF TRUST RYDEX S&P PURE STYLE ETFS AND RYDEX S&P EQUAL WEIGHT SECTOR ETFS PROSPECTUS, DATED MARCH 1, 2009 (THE "PROSPECTUS") AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

--------------------------------------------------------------------------------

The table under the heading "Supplemental Information/ I. Premium/Discount Information" should be replaced with the following tables:

                                               NUMBER OF DAYS                       PERCENTAGE OF TOTAL DAYS
--------------------------------- -------------------- -------------------- --------------------- --------------------
                                         Rydex                Rydex                Rydex                 Rydex
                                  S&P 500 Pure Value      S&P 500 Pure       S&P 500 Pure Value      S&P 500 Pure
     Premium/Discount Range               ETF              Growth ETF               ETF               Growth ETF

--------------------------------- -------------------- -------------------- --------------------- --------------------
Between 3.01% and 8%                       0                    2                          0.00%                0.79%
Between 1.01% and 3%                      18                    7                          7.11%                2.77%
Between .51% and 1%                       25                   14                          9.88%                5.53%
Between .26% and .5%                      26                   25                         10.28%                9.88%
Between .25% and 0%                       59                   63                         23.32%               24.90%
Between -0.01% and -0.25%                 65                   88                         25.69%               34.78%
Between -0.26% and -0.5%                  30                   18                         11.86%                7.11%
Between -0.51% and -1%                    16                   19                          6.32%                7.51%
Between -1.01% and -3%                    13                   15                          5.14%                5.93%
Between -3.01% and -8%                     1                    2                          0.40%                0.79%
--------------------------------- -------------------- -------------------- --------------------- --------------------
Total                                     253                  253                       100.00%              100.00%

                                               NUMBER OF DAYS                       PERCENTAGE OF TOTAL DAYS
--------------------------------- -------------------- -------------------- --------------------- --------------------
                                         Rydex                Rydex                Rydex                 Rydex
                                    S&P MidCap 400       S&P MidCap 400     S&P MidCap 400 Pure     S&P MidCap 400
     Premium/Discount Range         Pure Value ETF       Pure Growth ETF         Value ETF          Pure Growth ETF

--------------------------------- -------------------- -------------------- --------------------- --------------------
Between 3.01% and 8%                       2                    0                          0.79%                0.00%
Between 1.01% and 3%                       9                    8                          3.56%                3.16%
Between .51% and 1%                       19                   12                          7.51%                4.74%
Between .26% and .5%                      25                   16                          9.88%                6.32%
Between .25% and 0%                       55                   72                         21.74%               28.46%
Between -0.01% and -0.25%                 67                   73                         26.48%               28.85%
Between -0.26% and -0.5%                  25                   38                          9.88%               15.02%
Between -0.51% and -1%                    16                   19                          6.32%                7.51%
Between -1.01% and -3%                    26                   14                         10.28%                5.53%
Between -3.01% and -8%                     9                    1                          3.56%                0.40%
--------------------------------- -------------------- -------------------- --------------------- --------------------
Total                                     253                  253                       100.00%              100.00%


ETFPSQ-SUP1-0509x0210

                                               NUMBER OF DAYS                       PERCENTAGE OF TOTAL DAYS
--------------------------------- -------------------- -------------------- --------------------- --------------------
                                         Rydex                Rydex                Rydex                 Rydex
                                   S&P SmallCap 600     S&P SmallCap 600      S&P SmallCap 600     S&P SmallCap 600
     Premium/Discount Range         Pure Value ETF       Pure Growth ETF       Pure Value ETF       Pure Growth ETF
--------------------------------- -------------------- -------------------- --------------------- --------------------
Between 3.01% and 8%                       1                    4                          0.40%                1.58%
Between 1.01% and 3%                      12                   15                          4.74%                5.93%
Between .51% and 1%                       19                   14                          7.51%                5.53%
Between .26% and .5%                      38                   24                         15.02%                9.49%
Between .25% and 0%                       66                   54                         26.09%               21.34%
Between -0.01% and -0.25%                 54                   63                         21.34%               24.90%
Between -0.26% and -0.5%                  23                   29                          9.09%               11.46%
Between -0.51% and -1%                    17                   29                          6.72%               11.46%
Between -1.01% and -3%                    21                   19                          8.30%                7.51%
Between -3.01% and -8%                     2                    2                          0.79%                0.79%
--------------------------------- -------------------- -------------------- --------------------- --------------------
Total                                     253                  253                       100.00%              100.00%

                                               NUMBER OF DAYS                       PERCENTAGE OF TOTAL DAYS
--------------------------------- -------------------- -------------------- --------------------- --------------------
                                         Rydex                Rydex                Rydex                 Rydex
                                   S&P Equal Weight     S&P Equal Weight      S&P Equal Weight     S&P Equal Weight
                                       Consumer         Consumer Staples          Consumer         Consumer Staples
     Premium/Discount Range        Discretionary ETF           ETF           Discretionary ETF            ETF
--------------------------------- -------------------- -------------------- --------------------- --------------------
Between 10.01% and 30%                     0                    0                          0.00%                0.00%
Between 8.01% and 10%                      1                    0                          0.40%                0.00%
Between 3.01% and 8%                       7                    0                          2.77%                0.00%
Between 1.01% and 3%                       5                   15                          1.98%                5.93%
Between .51% and 1%                       10                   15                          3.95%                5.93%
Between .26% and .5%                      11                   19                          4.35%                7.51%
Between .25% and 0%                       50                   72                         19.76%               28.46%
Between -0.01% and -0.25%                 110                  81                         43.48%               32.02%
Between -0.26% and -0.5%                  31                   25                         12.25%                9.88%
Between -0.51% and -1%                    19                   20                          7.51%                7.91%
Between -1.01% and -3%                     4                    6                          1.58%                2.37%
Between -3.01% and -8%                     4                    0                          1.58%                0.00%
Between 8.01% and 10%                      1                    0                          0.40%                0.00%
Between -10.01% and  -30%                  0                    0                          0.00%                0.00%
--------------------------------- -------------------- -------------------- --------------------- --------------------
Total                                     253                  253                       100.00%              100.00%

                                               NUMBER OF DAYS                       PERCENTAGE OF TOTAL DAYS
--------------------------------- -------------------- -------------------- --------------------- --------------------
                                         Rydex                Rydex                Rydex                 Rydex
                                   S&P Equal Weight     S&P Equal Weight      S&P Equal Weight     S&P Equal Weight
     Premium/Discount Range           Energy ETF         Financials ETF          Energy ETF         Financials ETF
--------------------------------- -------------------- -------------------- --------------------- --------------------
Between 10.01% and 30%                     0                    1                          0.00%                0.40%
Between 8.01% and 10%                      0                    0                          0.00%                0.00%
Between 3.01% and 8%                       6                    7                          2.37%                2.77%
Between 1.01% and 3%                       8                   23                          3.16%                9.09%
Between .51% and 1%                       25                   24                          9.88%                9.49%
Between .26% and .5%                      15                   19                          5.93%                7.51%
Between .25% and 0%                       49                   52                         19.37%               20.55%
Between -0.01% and -0.25%                 63                   58                         24.90%               22.92%
Between -0.26% and -0.5%                  26                   19                         10.28%                7.51%

ETFPSQ-SUP1-0509x0210                                                          2


Between -0.51% and -1%                    29                   19                         11.46%                7.51%
Between -1.01% and -3%                    23                   18                          9.09%                7.11%
Between -3.01% and -8%                     9                   11                          3.56%                4.35%
Between 8.01% and 10%                      0                    1                          0.00%                0.40%
Between -10.01% and  -30%                  0                    1                          0.00%                0.40%
--------------------------------- -------------------- -------------------- --------------------- --------------------
Total                                     253                  253                       100.00%              100.00%

                                               NUMBER OF DAYS                       PERCENTAGE OF TOTAL DAYS
--------------------------------- -------------------- -------------------- --------------------- --------------------
                                         Rydex                Rydex                Rydex                 Rydex
                                   S&P Equal Weight     S&P Equal Weight      S&P Equal Weight     S&P Equal Weight
     Premium/Discount Range         Health Care ETF      Industrials ETF      Health Care ETF       Industrials ETF
--------------------------------- -------------------- -------------------- --------------------- --------------------
Between 10.01% and 30%                     0                    0                          0.00%                0.00%
Between 8.01% and 10%                      0                    0                          0.00%                0.00%
Between 3.01% and 8%                       0                    2                          0.00%                0.79%
Between 1.01% and 3%                       4                   20                          1.58%                7.91%
Between .51% and 1%                       14                   19                          5.53%                7.51%
Between .26% and .5%                      24                   17                          9.49%                6.72%
Between .25% and 0%                       97                   74                         38.34%               29.25%
Between -0.01% and -0.25%                 67                   61                         26.48%               24.11%
Between -0.26% and -0.5%                  23                   17                          9.09%                6.72%
Between -0.51% and -1%                    19                   25                          7.51%                9.88%
Between -1.01% and -3%                     5                   15                          1.98%                5.93%
Between -3.01% and -8%                     0                    3                          0.00%                1.19%
Between 8.01% and 10%                      0                    0                          0.00%                0.00%
Between -10.01% and  -30%                  0                    0                          0.00%                0.00%
--------------------------------- -------------------- -------------------- --------------------- --------------------
Total                                     253                  253                       100.00%              100.00%

                                               NUMBER OF DAYS                       PERCENTAGE OF TOTAL DAYS
--------------------------------- -------------------- -------------------- --------------------- --------------------
                                         Rydex                Rydex                Rydex                 Rydex
                                   S&P Equal Weight     S&P Equal Weight      S&P Equal Weight     S&P Equal Weight
     Premium/Discount Range          Materials ETF       Technology ETF        Materials ETF        Technology ETF
--------------------------------- -------------------- -------------------- --------------------- --------------------
Between 10.01% and 30%                     0                    0                          0.00%                0.00%
Between 8.01% and 10%                      0                    0                          0.00%                0.00%
Between 3.01% and 8%                       3                    5                          1.19%                1.98%
Between 1.01% and 3%                      16                   15                          6.32%                5.93%
Between .51% and 1%                       24                   14                          9.49%                5.53%
Between .26% and .5%                      20                   13                          7.91%                5.14%
Between .25% and 0%                       65                   73                         25.69%               28.85%
Between -0.01% and -0.25%                 56                   72                         22.13%               28.46%
Between -0.26% and -0.5%                  26                   25                         10.28%                9.88%
Between -0.51% and -1%                    18                   18                          7.11%                7.11%
Between -1.01% and -3%                    23                   18                          9.09%                7.11%
Between -3.01% and -8%                     2                    0                          0.79%                0.00%
Between 8.01% and 10%                      0                    0                          0.00%                0.00%
Between -10.01% and  -30%                  0                    0                          0.00%                0.00%
--------------------------------- -------------------- -------------------- --------------------- --------------------
Total                                     253                  253                       100.00%              100.00%


ETFPSQ-SUP1-0509x0210                                                          3

                                               NUMBER OF DAYS                       PERCENTAGE OF TOTAL DAYS
--------------------------------- ----------------------------------------- ------------------------------------------
                                                   Rydex                                      Rydex
                                              S&P Equal Weight                          S&P Equal Weight
     Premium/Discount Range                    Utilities ETF                              Utilities ETF
--------------------------------- ----------------------------------------- --------------------------------- --------
Between 10.01% and 30%                              0                                                  0.00%
Between 8.01% and 10%                               0                                                  0.00%
Between 3.01% and 8%                                2                                                  0.79%
Between 1.01% and 3%                               17                                                  6.72%
Between .51% and 1%                                14                                                  5.53%
Between .26% and .5%                               19                                                  7.51%
Between .25% and 0%                                68                                                 26.88%
Between -0.01% and -0.25%                          74                                                 29.25%
Between -0.26% and -0.5%                           18                                                  7.11%
Between -0.51% and -1%                             24                                                  9.49%
Between -1.01% and -3%                             12                                                  4.74%
Between -3.01% and -8%                              5                                                  1.98%
Between 8.01% and 10%                               0                                                  0.00%
Between -10.01% and  -30%                           0                                                  0.00%
--------------------------------- -------------------------------------- -- --------------------------------- --------
Total                                              253                                               100.00%



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


ETFPSQ-SUP1-0509x0210                                                          4